Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	485BPOS
Period end date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	DELAWARE VIP TRUST
Registrant CIK	dei_EntityCentralIndexKey	0000814230
Amendment Flag	dei_AmendmentFlag	false
Prospectus #1
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return	rr_RiskReturnHeading	Prospectus
Prospectus #1 | Delaware VIP Emerging Markets Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Emerging Markets Series seeks long-term capital appreciation.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Series may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Series invests primarily in companies from countries considered to be emerging, the Series will also invest in companies that are not in emerging countries: (1) if the Manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the Manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the Manager believes there is the potential for significant benefit to the Series.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Series prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests primarily in a broad range of equity securities of companies located in emerging market countries.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries. Adverse events in any one country within the Asia-Pacific region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on a series than if the series were more geographically diversified, which could result in greater volatility in the series’ net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a series’ value and total return because the series may hold larger positions in fewer securities than other series. In addition, a series that holds a limited number of securities may be more volatile than those series that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Emerging Markets Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.   The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 26.85% for the quarter ended June 30, 2020, and its lowest quarterly return was -26.33% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Prospectus #1 | Delaware VIP Emerging Markets Series | MSCI Emerging Markets Index (net)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(2.54%)
5 years	rr_AverageAnnualReturnYear05	9.87%
10 years	rr_AverageAnnualReturnYear10	5.49%
Prospectus #1 | Delaware VIP Emerging Markets Series | MSCI Emerging Markets Index (gross)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	(2.22%)
5 years	rr_AverageAnnualReturnYear05	10.26%
10 years	rr_AverageAnnualReturnYear10	5.87%
Prospectus #1 | Delaware VIP Emerging Markets Series | Standard Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	1.23%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	407
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	714
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,588
2012	rr_AnnualReturn2012	14.44%
2013	rr_AnnualReturn2013	10.14%
2014	rr_AnnualReturn2014	(8.06%)
2015	rr_AnnualReturn2015	(14.51%)
2016	rr_AnnualReturn2016	13.93%
2017	rr_AnnualReturn2017	40.55%
2018	rr_AnnualReturn2018	(15.81%)
2019	rr_AnnualReturn2019	22.63%
2020	rr_AnnualReturn2020	25.09%
2021	rr_AnnualReturn2021	(2.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.33%)
1 year	rr_AverageAnnualReturnYear01	(2.84%)
5 years	rr_AverageAnnualReturnYear05	12.02%
10 years	rr_AverageAnnualReturnYear10	7.13%
Prospectus #2
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return	rr_RiskReturnHeading	Prospectus
Prospectus #2 | Delaware VIP Emerging Markets Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Emerging Markets Series seeks long-term capital appreciation.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Series may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Series invests primarily in companies from countries considered to be emerging, the Series will also invest in companies that are not in emerging countries: (1) if the Manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the Manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the Manager believes there is the potential for significant benefit to the Series.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Series prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests primarily in a broad range of equity securities of companies located in emerging market countries.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries. Adverse events in any one country within the Asia-Pacific region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on a series than if the series were more geographically diversified, which could result in greater volatility in the series’ net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a series’ value and total return because the series may hold larger positions in fewer securities than other series. In addition, a series that holds a limited number of securities may be more volatile than those series that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Emerging Markets Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com /vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Service Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 26.75% for the quarter ended June 30, 2020, and its lowest quarterly return was -26.40% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Prospectus #2 | Delaware VIP Emerging Markets Series | MSCI Emerging Markets Index (net)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(2.54%)
5 years	rr_AverageAnnualReturnYear05	9.87%
10 years	rr_AverageAnnualReturnYear10	5.49%
Prospectus #2 | Delaware VIP Emerging Markets Series | MSCI Emerging Markets Index (gross)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	(2.22%)
5 years	rr_AverageAnnualReturnYear05	10.26%
10 years	rr_AverageAnnualReturnYear10	5.87%
Prospectus #2 | Delaware VIP Emerging Markets Series | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	1.23%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	500
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	872
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,920
2012	rr_AnnualReturn2012	14.19%
2013	rr_AnnualReturn2013	9.86%
2014	rr_AnnualReturn2014	(8.26%)
2015	rr_AnnualReturn2015	(14.77%)
2016	rr_AnnualReturn2016	13.68%
2017	rr_AnnualReturn2017	40.22%
2018	rr_AnnualReturn2018	(16.03%)
2019	rr_AnnualReturn2019	22.25%
2020	rr_AnnualReturn2020	24.69%
2021	rr_AnnualReturn2021	(3.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.40%)
1 year	rr_AverageAnnualReturnYear01	(3.13%)
5 years	rr_AverageAnnualReturnYear05	11.70%
10 years	rr_AverageAnnualReturnYear10	6.84%
Prospectus #3
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return	rr_RiskReturnHeading	Prospectus
Prospectus #3 | Delaware VIP Small Cap Value Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Small Cap Value Series seeks capital appreciation.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests primarily in investments of small companies whose stock prices, in the portfolio managers’ opinion, appear low relative to their underlying value or future potential. Among other factors, the Series’ investment manager, Delaware Management Company (Manager), considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. The Manager focuses on free cash flow in its individual stock selection, seeking companies that the Manager believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be in investments of small-capitalization companies (80% policy). The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Series may invest up to 15% of its net assets in real estate investment trusts (REITs).

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests primarily in investments of small companies whose stock prices, in the portfolio managers’ opinion, appear low relative to their underlying value or future potential.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry and sector risk — The risk that the value of securities in a particular industry or sector  (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A series may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Small Cap Value Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.   The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 32.61% for the quarter ended December 31, 2020, and its lowest quarterly return was -37.08% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Prospectus #3 | Delaware VIP Small Cap Value Series | Russell 2000® Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	28.27%
5 years	rr_AverageAnnualReturnYear05	9.07%
10 years	rr_AverageAnnualReturnYear10	12.03%
Prospectus #3 | Delaware VIP Small Cap Value Series | Standard Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
2012	rr_AnnualReturn2012	13.90%
2013	rr_AnnualReturn2013	33.50%
2014	rr_AnnualReturn2014	5.86%
2015	rr_AnnualReturn2015	(6.22%)
2016	rr_AnnualReturn2016	31.41%
2017	rr_AnnualReturn2017	12.05%
2018	rr_AnnualReturn2018	(16.72%)
2019	rr_AnnualReturn2019	28.14%
2020	rr_AnnualReturn2020	(1.90%)
2021	rr_AnnualReturn2021	34.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.08%)
1 year	rr_AverageAnnualReturnYear01	34.42%
5 years	rr_AverageAnnualReturnYear05	9.53%
10 years	rr_AverageAnnualReturnYear10	12.08%
Prospectus #4
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return	rr_RiskReturnHeading	Prospectus
Prospectus #4 | Delaware VIP Small Cap Value Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Small Cap Value Series seeks capital appreciation.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests primarily in investments of small companies whose stock prices, in the portfolio managers’ opinion, appear low relative to their underlying value or future potential. Among other factors, the Series’ investment manager, Delaware Management Company (Manager), considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. The Manager focuses on free cash flow in its individual stock selection, seeking companies that the Manager believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be in investments of small-capitalization companies (80% policy). The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Series may invest up to 15% of its net assets in real estate investment trusts (REITs).

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests primarily in investments of small companies whose stock prices, in the portfolio managers’ opinion, appear low relative to their underlying value or future potential.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry and sector risk — The risk that the value of securities in a particular industry or sector  (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A series may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Small Cap Value Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.   The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Service Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 32.53% for the quarter ended December 31, 2020, and its lowest quarterly return was -37.10% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Prospectus #4 | Delaware VIP Small Cap Value Series | Russell 2000® Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	28.27%
5 years	rr_AverageAnnualReturnYear05	9.07%
10 years	rr_AverageAnnualReturnYear10	12.03%
Prospectus #4 | Delaware VIP Small Cap Value Series | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
2012	rr_AnnualReturn2012	13.63%
2013	rr_AnnualReturn2013	33.17%
2014	rr_AnnualReturn2014	5.62%
2015	rr_AnnualReturn2015	(6.46%)
2016	rr_AnnualReturn2016	31.09%
2017	rr_AnnualReturn2017	11.76%
2018	rr_AnnualReturn2018	(16.95%)
2019	rr_AnnualReturn2019	27.72%
2020	rr_AnnualReturn2020	(2.18%)
2021	rr_AnnualReturn2021	34.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.10%)
1 year	rr_AverageAnnualReturnYear01	34.02%
5 years	rr_AverageAnnualReturnYear05	9.22%
10 years	rr_AverageAnnualReturnYear10	11.78%
Prospectus #5
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return	rr_RiskReturnHeading	Prospectus
Prospectus #5 | Delaware VIP Fund for Income Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Fund for Income Series seeks high current income.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series primarily invests in corporate bonds rated at the time of purchase lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). These are commonly known as high yield bonds or “junk bonds” and involve greater risks than investment grade bonds. The Series may also invest in unrated bonds that the Series’ investment manager, Delaware Management Company (Manager), judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series may also invest in US and foreign government securities and corporate bonds of foreign issuers. The Series may invest in bonds of any maturity or duration. The Series may invest up to 40% of its net assets in foreign securities; however, the Series’ total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Series’ net assets, and investments in emerging market securities will be limited to 20% of the Series’ net assets. Emerging market countries include those currently considered to be developing or emerging countries by the World Bank, the United Nations, the countries’ governments, or in the judgment of the Series’ investment manager, Delaware Management Company. In selecting bonds for the portfolio, the Manager evaluates the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series primarily invests in corporate bonds rated at the time of purchase lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO).
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Loans and other indebtedness risk — The risk that a series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A series’ ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a series invests may not be considered securities. A series therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio.

Redemption risk — If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series’ asset base, potentially resulting in a higher expense ratio.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Fund for Income Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Fund For Income (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 9.63% for the quarter ended June 30, 2020, and its lowest quarterly return was -11.16% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Prospectus #5 | Delaware VIP Fund for Income Series | ICE BofA US High Yield Constrained Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.35%
5 years	rr_AverageAnnualReturnYear05	6.08%
10 years	rr_AverageAnnualReturnYear10	6.71%
Prospectus #5 | Delaware VIP Fund for Income Series | Standard Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	438
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 984
2012	rr_AnnualReturn2012	13.51%
2013	rr_AnnualReturn2013	6.88%
2014	rr_AnnualReturn2014	0.79%
2015	rr_AnnualReturn2015	(1.85%)
2016	rr_AnnualReturn2016	11.12%
2017	rr_AnnualReturn2017	6.82%
2018	rr_AnnualReturn2018	(2.58%)
2019	rr_AnnualReturn2019	12.78%
2020	rr_AnnualReturn2020	7.95%
2021	rr_AnnualReturn2021	4.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.16%)
1 year	rr_AverageAnnualReturnYear01	4.88%
5 years	rr_AverageAnnualReturnYear05	5.85%
10 years	rr_AverageAnnualReturnYear10	5.89%
Prospectus #5 | Delaware VIP Growth Equity Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Growth Equity Series seeks long-term growth of capital.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests in a portfolio of approximately 35-45 common stocks that the Series’ sub-advisor, Smith Asset Management Group, L.P. (Smith), believe offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial and earnings quality factors. The Series will generally invest primarily in US companies.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies that Smith believes have a high probability of earnings growth that exceeds investor expectations. The analysis includes an evaluation of changes in earnings expectations for the company and evaluation of earnings quality. Smith then constructs the Series’ portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, deterioration of financial and earnings quality. Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests in a portfolio of approximately 35-45 common stocks that the Series’ sub-advisor, Smith Asset Management Group, L.P. (Smith), believe offers the best potential for earnings growth with the lowest risk of negative earnings surprises.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a series’ value and total return because the series may hold larger positions in fewer securities than other series. In addition, a series that holds a limited number of securities may be more volatile than those series that hold a greater number of securities.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Growth Equity Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Select Growth Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 25.47% for the quarter ended June 30, 2020, and its lowest quarterly return was -16.03% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Prospectus #5 | Delaware VIP Growth Equity Series | Russell 1000® Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	27.60%
5 years	rr_AverageAnnualReturnYear05	25.32%
10 years	rr_AverageAnnualReturnYear10	19.79%
Prospectus #5 | Delaware VIP Growth Equity Series | Standard Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
2012	rr_AnnualReturn2012	13.30%
2013	rr_AnnualReturn2013	33.15%
2014	rr_AnnualReturn2014	13.53%
2015	rr_AnnualReturn2015	3.21%
2016	rr_AnnualReturn2016	4.04%
2017	rr_AnnualReturn2017	32.80%
2018	rr_AnnualReturn2018	(3.79%)
2019	rr_AnnualReturn2019	24.35%
2020	rr_AnnualReturn2020	29.50%
2021	rr_AnnualReturn2021	39.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.03%)
1 year	rr_AverageAnnualReturnYear01	39.23%
5 years	rr_AverageAnnualReturnYear05	23.43%
10 years	rr_AverageAnnualReturnYear10	18.08%
Prospectus #5 | Delaware VIP Equity Income Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Equity Income Series seeks total return.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests, under normal circumstances, primarily in companies that the Series believes are attractive in the market based on their view of long term potential. Under normal circumstances, the Series will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy). For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer. The Series seeks to generate income by investing primarily in dividend paying companies.

The Series may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Macquarie Investment Management Global Limited (MIMGL), an affiliate of the Series' investment manager, Delaware Management Company (Manager), serves as the Series' sub-advisor and manages the Series' assets. In addition, Macquarie Funds Management Hong Kong Limited, an affiliate of the Manager, may execute security trades for the Series.

Using a systematic bottom-up approach, the Series seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen thought superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company's stock.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests, under normal circumstances, primarily in companies that the Series believes are attractive in the market based on their view of long term potential. Under normal circumstances, the Series will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Equity Income Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Equity Income Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 15.06% for the quarter ended December 31, 2020, and its lowest quarterly return was -26.60% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Prospectus #5 | Delaware VIP Equity Income Series | Russell 1000® Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	25.16%
5 years	rr_AverageAnnualReturnYear05	11.16%
10 years	rr_AverageAnnualReturnYear10	12.97%
Prospectus #5 | Delaware VIP Equity Income Series | Standard Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 929
2012	rr_AnnualReturn2012	11.20%
2013	rr_AnnualReturn2013	30.53%
2014	rr_AnnualReturn2014	8.26%
2015	rr_AnnualReturn2015	(1.03%)
2016	rr_AnnualReturn2016	13.28%
2017	rr_AnnualReturn2017	15.52%
2018	rr_AnnualReturn2018	(8.42%)
2019	rr_AnnualReturn2019	22.71%
2020	rr_AnnualReturn2020	(0.33%)
2021	rr_AnnualReturn2021	22.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.60%)
1 year	rr_AverageAnnualReturnYear01	22.20%
5 years	rr_AverageAnnualReturnYear05	9.60%
10 years	rr_AverageAnnualReturnYear10	10.79%
Prospectus #5 | Delaware VIP Growth and Income Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Growth and Income Series seeks long-term growth of capital and current income.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series primarily invests in common stocks that offer the potential for capital growth, current income or both. The Series primarily invests in common stocks of large-size companies. The Series may also invest in mid- and small-size companies.

The Series seeks to generate income by investing primarily in dividend paying companies. The Series may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

The Series may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Macquarie Investment Management Global Limited (MIMGL), an affiliate of the Series' investment manager, Delaware Management Company (Manager), serves as the Series' sub-advisor and manages the Series' assets. In addition, Macquarie Funds Management Hong Kong Limited, an affiliate of the Manager, may execute security trades for the Series.

Using a systematic bottom-up approach, the Series seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen thought superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company's stock.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series primarily invests in common stocks that offer the potential for capital growth, current income or both. The Series primarily invests in common stocks of large-size companies. The Series may also invest in mid- and small-size companies.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Growth and Income Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Growth & Income Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 14.98% for the quarter ended December 31, 2020, and its lowest quarterly return was -26.66% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Prospectus #5 | Delaware VIP Growth and Income Series | Russell 1000® Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	25.16%
5 years	rr_AverageAnnualReturnYear05	11.16%
10 years	rr_AverageAnnualReturnYear10	12.97%
Prospectus #5 | Delaware VIP Growth and Income Series | Standard Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
2012	rr_AnnualReturn2012	17.45%
2013	rr_AnnualReturn2013	38.06%
2014	rr_AnnualReturn2014	7.65%
2015	rr_AnnualReturn2015	(3.12%)
2016	rr_AnnualReturn2016	9.88%
2017	rr_AnnualReturn2017	18.28%
2018	rr_AnnualReturn2018	(10.17%)
2019	rr_AnnualReturn2019	25.60%
2020	rr_AnnualReturn2020	(0.46%)
2021	rr_AnnualReturn2021	22.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.66%)
1 year	rr_AverageAnnualReturnYear01	22.20%
5 years	rr_AverageAnnualReturnYear05	10.17%
10 years	rr_AverageAnnualReturnYear10	11.67%
Prospectus #5 | Delaware VIP Opportunity Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Opportunity Series seeks long-term capital growth.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests primarily in mid- and small-size companies that the Series’ Manager believes offer attractive valuation and quality characteristics. Companies with attractive valuations are those that have a lower valuation than the company’s historical average valuation and a lower valuation than the company’s competitors. Companies with quality characteristics will make shareholder friendly use of its cash flow, which would include, but is not limited to: dividend payments or increases, share repurchases, and repayment of debt. The Series may also invest in active or passive exchange-traded funds (ETFs) to gain exposure to such securities and up to 15% of its net assets in real estate investment trusts (REITs). The Series may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Series uses a “bottom-up” approach to selecting investments. The Series uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; and stocks that are attractively priced. The Series attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Series may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Series may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

The Manager may permit its affiliates, Macquarie Funds Management Hong Kong Limited (MFMHKL) and Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests primarily in mid- and small-size companies that the Series’ Manager believes offer attractive valuation and quality characteristics.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Opportunity Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Opportunity Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 26.67% for the quarter ended December 31, 2020, and its lowest quarterly return was -30.36% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Prospectus #5 | Delaware VIP Opportunity Series | Russell 2500™ Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	18.18%
5 years	rr_AverageAnnualReturnYear05	13.75%
Lifetime	rr_AverageAnnualReturnSinceInception	14.15%
Prospectus #5 | Delaware VIP Opportunity Series | Standard Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,080
2013	rr_AnnualReturn2013	39.96%
2014	rr_AnnualReturn2014	5.73%
2015	rr_AnnualReturn2015	(0.81%)
2016	rr_AnnualReturn2016	8.26%
2017	rr_AnnualReturn2017	19.00%
2018	rr_AnnualReturn2018	(15.38%)
2019	rr_AnnualReturn2019	30.11%
2020	rr_AnnualReturn2020	10.80%
2021	rr_AnnualReturn2021	23.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.36%)
1 year	rr_AverageAnnualReturnYear01	23.13%
5 years	rr_AverageAnnualReturnYear05	12.32%
Lifetime	rr_AverageAnnualReturnSinceInception	12.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
Prospectus #5 | Delaware VIP Limited Duration Bond Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Limited Duration Bond Series seeks current income consistent with low volatility of principal.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 252% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	252.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Series will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds (80% policy). For purposes of this 80% policy, investment grade bonds also include other investment grade fixed-income securities.

Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (Moody’s) or Standard & Poor’s Financial Services LLC (S&P) or that are unrated but determined by the Series’ Manager to be of equivalent quality. The Series will maintain an average effective duration from one to three years. The Series’ investment manager, Delaware Management Company (Manager), will determine how much of the Series’ assets to allocate among the different types of fixed income securities in which the Series may invest based on the Manager’s evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of US companies and, subject to the limitations described below, non-US companies. The Series may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities, which have been established or are sponsored by the US government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Series may invest in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series may invest up to 20% of its net assets in below-investment-grade securities (also known as high yield or “junk” bonds).

The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series’ total non-US dollar currency will be limited, in the aggregate, to no more than 10% of its net assets.

The Series may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Series will use derivatives for both hedging and nonhedging purposes. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to manage credit exposure, or to enhance total return; and index swaps to enhance return or to effect diversification. The Series will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of its net assets.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Prepayment risk — The risk that the principal on a bond that is held by a series will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A series may then have to reinvest that money at a lower interest rate.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Leveraging risk — The risk that certain series transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a series to be more volatile than if it had not been leveraged, which may result in increased losses to the series.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Loans and other indebtedness risk — The risk that a series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A series’ ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a series invests may not be considered securities. A series therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Valuation risk — The risk that the sales price a series receives for a portfolio investment may differ from the series’ valuation of the investment, particularly for investments that trade in thin or volatile markets or that are fair valued.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Limited Duration Bond Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Limited Duration Bond Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 2.41% for the quarter ended June 30, 2020, and its lowest quarterly return was -1.23% for the quarter ended December 31, 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Prospectus #5 | Delaware VIP Limited Duration Bond Series | Bloomberg Barclays 1-3 Year US Government/Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(0.47%)
5 years	rr_AverageAnnualReturnYear05	1.85%
Lifetime	rr_AverageAnnualReturnSinceInception	1.39%
Prospectus #5 | Delaware VIP Limited Duration Bond Series | Standard Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,117
2015	rr_AnnualReturn2015	(0.51%)
2016	rr_AnnualReturn2016	0.64%
2017	rr_AnnualReturn2017	1.26%
2018	rr_AnnualReturn2018	(0.22%)
2019	rr_AnnualReturn2019	4.09%
2020	rr_AnnualReturn2020	3.79%
2021	rr_AnnualReturn2021	(0.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.23%)
1 year	rr_AverageAnnualReturnYear01	(0.68%)
5 years	rr_AverageAnnualReturnYear05	1.63%
Lifetime	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2014
Prospectus #5 | Delaware VIP Special Situations Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Special Situations Series seeks long-term growth of capital.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks of small sized companies that the investment manager, Delaware Management Company (Manager), believes appear low relative to their underlying value or long-term potential.

The Series seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its total assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies that are deemed by the Manager to be special situations which are defined as investments primarily in common stocks of small-size companies that in the Manager’s opinion, appear low relative to their underlying value or future potential. The Series uses a “bottom-up” approach to selecting investments. The Series uses fundamental research to search for companies that have one or more of the following: a strong balance sheet, experienced management, and stocks that are attractively priced. Considerations used when determining a special situation include, among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. The Manager focuses on free cash flow in its individual stock selection, seeking companies that it believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Series may invest in exchange-traded funds (ETFs) to gain exposure to stocks and up to 15% of its net assets in real estate investment trusts (REITs).

The Manager may permit its affiliates, Macquarie Funds Management Hong Kong Limited (MFMHKL) and Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests primarily in common stocks of small sized companies that the investment manager, Delaware Management Company (Manager), believes appear low relative to their underlying value or long-term potential.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Special Situations Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Special Situations Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 32.75% for the quarter ended December 31, 2020, and its lowest quarterly return was -37.32% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Prospectus #5 | Delaware VIP Special Situations Series | Russell 2000® Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	28.27%
5 years	rr_AverageAnnualReturnYear05	9.07%
10 years	rr_AverageAnnualReturnYear10	12.03%
Prospectus #5 | Delaware VIP Special Situations Series | Standard Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	453
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,012
2012	rr_AnnualReturn2012	10.01%
2013	rr_AnnualReturn2013	30.88%
2014	rr_AnnualReturn2014	6.30%
2015	rr_AnnualReturn2015	(0.52%)
2016	rr_AnnualReturn2016	16.10%
2017	rr_AnnualReturn2017	18.26%
2018	rr_AnnualReturn2018	(16.60%)
2019	rr_AnnualReturn2019	20.36%
2020	rr_AnnualReturn2020	(1.85%)
2021	rr_AnnualReturn2021	34.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.32%)
1 year	rr_AverageAnnualReturnYear01	34.28%
5 years	rr_AverageAnnualReturnYear05	9.37%
10 years	rr_AverageAnnualReturnYear10	10.71%
Prospectus #5 | Delaware VIP International Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP International Series seeks long-term capital growth.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests primarily in equity securities of companies that are located outside of the United States, including common or ordinary stocks, which provide the potential for capital appreciation. The Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Series may invest in securities issued in any currency and may hold foreign currency.

To a limited degree, the Series may also invest in companies based in the United States. The Series may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Series may invest in emerging markets securities. The Series is a nondiversified fund.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Mispricings occur when shorter term market fluctuations lead to a discount between a stock's price and its fair value which is derived from such factors as the long term sales and future earnings potential of a business.

Stock selection rests on an assessment of each company and its risk-return profile. Sustainability is defined as the Series’ ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks.

Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. Sustainable businesses are businesses that have the ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business.

An estimate for long-term earnings power is derived in order to calculate the fair value of a company. Fair value is defined as the estimated worth of a company based upon the company's earning potential and other variables. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value.

The portfolio managers strive to purchase stocks at a discount to what they deem to be true value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability and negative shifts in company earnings.

The Manager may permit its affiliates, Macquarie Funds Management Hong Kong Limited (MFMHKL) and Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Screening is a method used for idea generation.  A typical screen may exclude stocks under a certain market cap and then applying numerous valuation, quality and growth metrics as hurdles that would effectively reduce the universe further.  Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests primarily in equity securities of companies that are located outside of the United States, including common or ordinary stocks, which provide the potential for capital appreciation.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Consumer staples sector risk — Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Nondiversification risk — A nondiversified series has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the series. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified series may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a series’ value and total return because the series may hold larger positions in fewer securities than other series. In addition, a series that holds a limited number of securities may be more volatile than those series that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Risk Nondiversified Status	rr_RiskNondiversifiedStatus	Nondiversification risk — A nondiversified series has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the series. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified series may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® International Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series International Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 11.99% for the quarter ended March 31, 2017, and its lowest quarterly return was -17.00% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Prospectus #5 | Delaware VIP International Series | MSCI EAFE (Europe, Australasia, Far East) Index (net)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects the deduction of foreign withholding taxes on dividends)
1 year	rr_AverageAnnualReturnYear01	11.26%
5 years	rr_AverageAnnualReturnYear05	9.55%
10 years	rr_AverageAnnualReturnYear10	8.03%
Prospectus #5 | Delaware VIP International Series | MSCI EAFE (Europe, Australasia, Far East) Index (gross)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for foreign withholding taxes on dividends)
1 year	rr_AverageAnnualReturnYear01	11.78%
5 years	rr_AverageAnnualReturnYear05	10.07%
10 years	rr_AverageAnnualReturnYear10	8.53%
Prospectus #5 | Delaware VIP International Series | Standard Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%	[10]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,169
2012	rr_AnnualReturn2012	20.85%
2013	rr_AnnualReturn2013	6.77%
2014	rr_AnnualReturn2014	2.39%
2015	rr_AnnualReturn2015	3.49%
2016	rr_AnnualReturn2016	(4.20%)
2017	rr_AnnualReturn2017	32.96%
2018	rr_AnnualReturn2018	(12.16%)
2019	rr_AnnualReturn2019	24.91%
2020	rr_AnnualReturn2020	7.16%
2021	rr_AnnualReturn2021	6.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.00%)
1 year	rr_AverageAnnualReturnYear01	6.87%
5 years	rr_AverageAnnualReturnYear05	10.81%
10 years	rr_AverageAnnualReturnYear10	8.15%
Prospectus #5 | Delaware VIP Total Return Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Total Return Series seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 95% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK,” or the “Sub-advisor”), with respect to its role as sub-advisor of the Series.

The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Series does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks, stock equivalents, and convertible securities with the remainder in bonds, cash and money market instruments.

The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Sub-advisor. MIMAK’s dynamic asset-allocation framework will be used to determine the proportion of the Series’ assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. Reallocations outside of the above ranges are expected to occur infrequently.

The Series may also invest in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager primarily focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. The Series may invest in credit-linked securities, provided that no more than 10% of the Series’ net assets are invested in credit-linked securities.

The Series may also invest in real estate related companies and real estate investment trusts (REITs).

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Series’ total assets and primarily hold derivatives and ETFs.

The Series may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Series will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Series’ portfolio characteristics. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL and Macquarie Funds Management Hong Kong Limited (MFMHKL) to execute Series equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Total Return Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Total Return Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 10.86% for the quarter ended December 31, 2020, and its lowest quarterly return was -20.43% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Prospectus #5 | Delaware VIP Total Return Series | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	28.71%
5 years	rr_AverageAnnualReturnYear05	18.47%
Lifetime	rr_AverageAnnualReturnSinceInception	16.55%
Prospectus #5 | Delaware VIP Total Return Series | 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.89%
5 years	rr_AverageAnnualReturnYear05	12.81%
Lifetime	rr_AverageAnnualReturnSinceInception	11.24%
Prospectus #5 | Delaware VIP Total Return Series | Bloomberg US Aggregate Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.54%)
5 years	rr_AverageAnnualReturnYear05	3.57%
Lifetime	rr_AverageAnnualReturnSinceInception	2.90%
Prospectus #5 | Delaware VIP Total Return Series | Standard Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	518
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
2013	rr_AnnualReturn2013	17.02%
2014	rr_AnnualReturn2014	5.97%
2015	rr_AnnualReturn2015	(1.61%)
2016	rr_AnnualReturn2016	6.62%
2017	rr_AnnualReturn2017	11.75%
2018	rr_AnnualReturn2018	(7.65%)
2019	rr_AnnualReturn2019	18.88%
2020	rr_AnnualReturn2020	0.91%
2021	rr_AnnualReturn2021	16.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.43%)
1 year	rr_AverageAnnualReturnYear01	16.37%
5 years	rr_AverageAnnualReturnYear05	7.57%
Lifetime	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
Prospectus #5 | Delaware VIP Investment Grade Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Investment Grade Series seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 110% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities. Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (Moody’s) or Standard & Poor’s Financial Services LLC (S&P) or that are unrated but determined by the Manager, to be of equivalent quality.

The Series primarily invests in investment grade US corporate bonds. The Series may also invest in other investment grade securities, including securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government) and investment grade mortgage-backed and other asset-backed securities. In making investment decisions, the Manager considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The Manager attempts to stay broadly diversified, but may emphasize certain industries based on its outlook. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available. The Manager will not necessarily sell an investment if its rating is reduced.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. In addition, the Manager may also invest in active or passive exchange-traded funds (ETFs) that could expose the Series to high yield securities.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Series may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Series expects interest rates to rise, it may seek to reduce its average portfolio weighted duration and maturity. The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Prepayment risk — The risk that the principal on a bond that is held by a series will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A series may then have to reinvest that money at a lower interest rate.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financials) will decline because of changing expectations for the performance of that industry or sector.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Investment Grade Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Investment Grade Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 10.90% for the quarter ended June 30, 2020, and its lowest quarterly return was -5.26% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Prospectus #5 | Delaware VIP Investment Grade Series | Bloomberg US Corporate Investment Grade Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.04%)
5 years	rr_AverageAnnualReturnYear05	5.26%
10 years	rr_AverageAnnualReturnYear10	4.70%
Prospectus #5 | Delaware VIP Investment Grade Series | Standard Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 908
2012	rr_AnnualReturn2012	11.23%
2013	rr_AnnualReturn2013	(0.80%)
2014	rr_AnnualReturn2014	5.86%
2015	rr_AnnualReturn2015	(0.35%)
2016	rr_AnnualReturn2016	4.65%
2017	rr_AnnualReturn2017	4.72%
2018	rr_AnnualReturn2018	(2.03%)
2019	rr_AnnualReturn2019	12.62%
2020	rr_AnnualReturn2020	11.91%
2021	rr_AnnualReturn2021	(0.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.26%)
1 year	rr_AverageAnnualReturnYear01	(0.72%)
5 years	rr_AverageAnnualReturnYear05	5.12%
10 years	rr_AverageAnnualReturnYear10	4.57%
Prospectus #6
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return	rr_RiskReturnHeading	Prospectus
Prospectus #6 | Delaware VIP Fund for Income Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Fund for Income Series seeks high current income.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series primarily invests in corporate bonds rated at the time of purchase lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). These are commonly known as high yield bonds or “junk bonds” and involve greater risks than investment grade bonds. The Series may also invest in unrated bonds that the Series’ investment manager, Delaware Management Company (Manager), judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series may also invest in US and foreign government securities and corporate bonds of foreign issuers. The Series may invest in bonds of any maturity or duration. The Series may invest up to 40% of its net assets in foreign securities; however, the Series’ total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Series’ net assets, and investments in emerging market securities will be limited to 20% of the Series’ net assets. Emerging market countries include those currently considered to be developing or emerging countries by the World Bank, the United Nations, the countries’ governments, or in the judgment of the Series’ investment manager, Delaware Management Company. In selecting bonds for the portfolio, the Manager evaluates the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series primarily invests in corporate bonds rated at the time of purchase lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO).
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Loans and other indebtedness risk — The risk that a series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A series’ ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a series invests may not be considered securities. A series therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio.

Redemption risk — If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series’ asset base, potentially resulting in a higher expense ratio.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Fund for Income Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing the performance of the Series’ Standard Class shares. The Series’ Standard Class shares adopted the performance of the First Investors Life Series Fund For Income (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

Service Class share performance is not provided because Service Class shares commenced operations as of March 10, 2022. The performance of the Series’ Service Class shares will appear in a future version of this Prospectus after Service Class shares have annual returns for one complete calendar year. Service Class share performance would be lower than Standard Class share performance because of the 12b-1 fees applicable to Service Class shares.

The bar chart shows changes in the performance from year to year and the table below shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 9.63% for the quarter ended June 30, 2020, and its lowest quarterly return was -11.16% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Prospectus #6 | Delaware VIP Fund for Income Series | ICE BofA US High Yield Constrained Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.35%
5 years	rr_AverageAnnualReturnYear05	6.08%
10 years	rr_AverageAnnualReturnYear10	6.71%
Prospectus #6 | Delaware VIP Fund for Income Series | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.15%	[14]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	344
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,335
2012	rr_AnnualReturn2012	13.51%
2013	rr_AnnualReturn2013	6.88%
2014	rr_AnnualReturn2014	0.79%
2015	rr_AnnualReturn2015	(1.85%)
2016	rr_AnnualReturn2016	11.12%
2017	rr_AnnualReturn2017	6.82%
2018	rr_AnnualReturn2018	(2.58%)
2019	rr_AnnualReturn2019	12.78%
2020	rr_AnnualReturn2020	7.95%
2021	rr_AnnualReturn2021	4.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.16%)
1 year	rr_AverageAnnualReturnYear01	4.88%
5 years	rr_AverageAnnualReturnYear05	5.85%
10 years	rr_AverageAnnualReturnYear10	5.89%
Prospectus #6 | Delaware VIP International Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP International Series seeks long-term capital growth.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests primarily in equity securities of companies that are located outside of the United States, including common or ordinary stocks, which provide the potential for capital appreciation. The Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Series may invest in securities issued in any currency and may hold foreign currency.

To a limited degree, the Series may also invest in companies based in the United States. The Series may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Series may invest in emerging markets securities. The Series is a nondiversified fund.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Mispricings occur when shorter term market fluctuations lead to a discount between a stock's price and its fair value which is derived from such factors as the long term sales and future earnings potential of a business.

Stock selection rests on an assessment of each company and its risk-return profile. Sustainability is defined as the Series’ ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks.

Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. Sustainable businesses are businesses that have the ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business.

An estimate for long-term earnings power is derived in order to calculate the fair value of a company. Fair value is defined as the estimated worth of a company based upon the company's earning potential and other variables. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value.

The portfolio managers strive to purchase stocks at a discount to what they deem to be true value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability and negative shifts in company earnings.

The Manager may permit its affiliates, Macquarie Funds Management Hong Kong Limited (MFMHKL) and Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Screening is a method used for idea generation.  A typical screen may exclude stocks under a certain market cap and then applying numerous valuation, quality and growth metrics as hurdles that would effectively reduce the universe further.  Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests primarily in equity securities of companies that are located outside of the United States, including common or ordinary stocks, which provide the potential for capital appreciation.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Consumer staples sector risk — Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Nondiversification risk — A nondiversified series has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the series. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified series may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a series’ value and total return because the series may hold larger positions in fewer securities than other series. In addition, a series that holds a limited number of securities may be more volatile than those series that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Risk Nondiversified Status	rr_RiskNondiversifiedStatus	Nondiversification risk — A nondiversified series has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the series. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified series may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® International Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the performance from year to year and shows how average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Service Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 8.81% for the quarter ended June 30, 2021, and its lowest quarterly return was -4.08% for the quarter ended September 30, 2021.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Prospectus #6 | Delaware VIP International Series | MSCI EAFE (Europe, Australasia, Far East) Index (net)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects the deduction of foreign withholding taxes on dividends)
1 year	rr_AverageAnnualReturnYear01	11.26%
Lifetime	rr_AverageAnnualReturnSinceInception	13.05%
Prospectus #6 | Delaware VIP International Series | MSCI EAFE (Europe, Australasia, Far East) Index (gross)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for foreign withholding taxes on dividends)
1 year	rr_AverageAnnualReturnYear01	11.78%
Lifetime	rr_AverageAnnualReturnSinceInception	14.38%
Prospectus #6 | Delaware VIP International Series | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.11%	[16]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%	[17]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	682
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,514
2021	rr_AnnualReturn2021	6.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.08%)
1 year	rr_AverageAnnualReturnYear01	6.59%
Lifetime	rr_AverageAnnualReturnSinceInception	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2020
Prospectus #6 | Delaware VIP Total Return Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Total Return Series seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 95% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK,” or the “Sub-advisor”), with respect to its role as sub-advisor of the Series.

The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Series does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks, stock equivalents, and convertible securities with the remainder in bonds, cash and money market instruments.

The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Sub-advisor. MIMAK’s dynamic asset-allocation framework will be used to determine the proportion of the Series’ assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. Reallocations outside of the above ranges are expected to occur infrequently.

The Series may also invest in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s Financial Services LLC as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager primarily focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. The Series may invest in credit-linked securities, provided that no more than 10% of the Series’ net assets are invested in credit-linked securities.

The Series may also invest in real estate related companies and real estate investment trusts (REITs).

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Series’ total assets and primarily hold derivatives and ETFs.

The Series may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Series will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Series’ portfolio characteristics. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL and Macquarie Funds Management Hong Kong Limited (MFMHKL) to execute Series equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Total Return Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the performance from year to year and shows how average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Service Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 10.70% for the quarter ended December 31, 2020, and its lowest quarterly return was -20.50% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Prospectus #6 | Delaware VIP Total Return Series | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	28.71%
Lifetime	rr_AverageAnnualReturnSinceInception	25.18%
Prospectus #6 | Delaware VIP Total Return Series | 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.89%
Lifetime	rr_AverageAnnualReturnSinceInception	16.56%
Prospectus #6 | Delaware VIP Total Return Series | Bloomberg US Aggregate Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.54%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.60%
Prospectus #6 | Delaware VIP Total Return Series | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	679
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
2020	rr_AnnualReturn2020	0.54%
2021	rr_AnnualReturn2021	15.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.50%)
1 year	rr_AverageAnnualReturnYear01	15.96%
Lifetime	rr_AverageAnnualReturnSinceInception	9.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2019
Prospectus #6 | Delaware VIP Investment Grade Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Investment Grade Series seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 110% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities. Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (Moody’s) or Standard & Poor’s Financial Services LLC (S&P) or that are unrated but determined by the Manager, to be of equivalent quality.

The Series primarily invests in investment grade US corporate bonds. The Series may also invest in other investment grade securities, including securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government) and investment grade mortgage-backed and other asset-backed securities. In making investment decisions, the Manager considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The Manager attempts to stay broadly diversified, but may emphasize certain industries based on its outlook. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available. The Manager will not necessarily sell an investment if its rating is reduced.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. In addition, the Manager may also invest in active or passive exchange-traded funds (ETFs) that could expose the Series to high yield securities.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Series may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Series expects interest rates to rise, it may seek to reduce its average portfolio weighted duration and maturity. The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Prepayment risk — The risk that the principal on a bond that is held by a series will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A series may then have to reinvest that money at a lower interest rate.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financials) will decline because of changing expectations for the performance of that industry or sector.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Investment Grade Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the performance from year to year and shows how average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Service Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 10.75% for the quarter ended June 30, 2020, and its lowest quarterly return was -5.27% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Prospectus #6 | Delaware VIP Investment Grade Series | Bloomberg US Corporate Investment Grade Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.04%)
Lifetime	rr_AverageAnnualReturnSinceInception	4.22%
Prospectus #6 | Delaware VIP Investment Grade Series | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[20]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,261
2020	rr_AnnualReturn2020	11.57%
2021	rr_AnnualReturn2021	(1.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.27%)
1 year	rr_AverageAnnualReturnYear01	(1.03%)
Lifetime	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2019

[1]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 1.18% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[2]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 1.18% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[3]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from March 10, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[4]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[5]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[6]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.72% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[7]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[8]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[9]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[10]	The total annual operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the waiver of certain expenses related to the merger of Delaware VIP International Value Equity Series into the Series.
[11]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[12]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[13]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.63% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[14]	“Other expenses” for Service Class are estimated for the current fiscal year.
[15]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from March 10, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[16]	“Other expenses” for Service Class are estimated for the current fiscal year.
[17]	The total annual operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the waiver of certain expenses related to the merger of Delaware VIP International Value Equity Series into the Series.
[18]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[19]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[20]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.63% of the Series’ average daily net assets from April 29, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.